CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 18,959	$ 16,481
Restricted cash	430
Trade receivables (net of allowance for doubtful accounts of $15 at December 31, 2014 and 2013)	5,991	5,224
Other accounts receivable and prepaid expenses	453	685
Total current assets	25,833	22,390
Severance pay fund	3,247	3,233
Property and equipment, net	980	879
Intangible assets, net	5,402	5,345
Goodwill	17,467	17,748
Other assets	577	385
Total long-term assets	27,673	27,590
Total assets	53,506	49,980
CURRENT LIABILITIES:
Trade payables	322	458
Payment obligation related to acquisitions	2,278	503
Deferred revenues	7,091	5,065
Employees and payroll accruals	3,023	3,210
Accrued expenses and other current liabilities	1,551	862
Total current liabilities	14,265	10,098
LONG-TERM LIABILITIES:
Deferred revenue	576	957
Liability presented at fair value	906	1,093
Payment obligation related to acquisitions	2,208	3,280
Accrued severance pay	4,296	4,328
Other liabilities	98	126
Total long-term liabilities	8,084	9,784
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at December 31, 2014 and 2013; Issued and outstanding: 15,375,716 shares at December 31, 2014 and 14,527,292 shares at December 31, 2013	1,772	1,677
Additional paid-in capital	133,931	130,944
Receipt on account of shares		81
Accumulated other comprehensive loss	(871)	(621)
Accumulated deficit	(103,675)	(101,983)
Total shareholders' equity	31,157	30,098
Total liabilities and shareholders' equity	$ 53,506	$ 49,980